ACQUISITIONS (Details 4) - Metro Medical Management Services, Inc. [Member] - Medical Transcription Billing, Corp. [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Total revenue	$ 7,174,440	$ 29,215,097	$ 28,423,215
Net loss	$ (1,659,542)	$ (6,853,392)	$ (5,660,681)
Net loss per share	$ (0.33)	$ (0.97)	$ (1.11)